Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
REVENUES
Total Revenues	$ 937,177	$ 1,397,275	$ 2,121,793	$ 3,189,800	$ 5,980,847	$ 10,200,957
COST OF REVENUES
Total Cost of Revenues	(186,570)	(1,130,694)	(350,530)	(2,434,888)	(3,127,699)	(9,544,977)
Gross Profit	750,607	266,581	1,771,263	754,912	2,853,148	655,980
OPERATING EXPENSES
General and administrative expenses	(884,349)	(784,236)	(1,739,135)	(1,601,648)	(2,796,272)	(2,190,635)
Reversal for credit losses - related party						1,262,146
Sales and marketing expenses	(19,758)	(208,107)	(34,090)	(612,219)	(612,992)	(2,026,051)
Research and development expenses	(3,000)	(9,274)	(25,999)	(23,833)	(58,072)	(255,414)
Total Operating Expenses	(907,107)	(1,001,617)	(1,799,224)	(2,237,700)	(3,467,336)	(3,209,954)
LOSS FROM OPERATIONS	(156,500)	(735,036)	(27,961)	(1,482,788)	(614,188)	(2,553,974)
OTHER INCOME (EXPENSES)
Other income - related party		533,688		1,217,586	1,217,586	1,779,528
Other income (loss), net	(53,927)	(17,863)	(63,417)	(10,678)
Other income, net					39,675	31,577
Interest income	33,042	131	61,693	448	14,413	675
Loss on deconsolidation					(5,310)
Loss from the change of the FV of Warrant Liability					(25,549,272)
Interest expense - related party						(18,999)
Interest expense		(8,082)		(24,584)	(24,616)	(7,943)
Total Other Income (loss), Net	(20,885)	507,874	(1,724)	1,182,772	(24,307,524)	1,784,838
INCOME (LOSS) BEFORE INCOME TAX	(177,385)	(227,162)	(29,685)	(300,016)	(24,921,713)	(769,136)
Income tax expense	1,655	(1,751)	(444)	(6,074)	(4,651)	(7,824)
NET INCOME (LOSS)	(175,730)	(228,913)	(30,129)	(306,090)	(24,926,364)	(776,960)
Other comprehensive income	(182)	(63)	(669)	(173)		273
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (175,912)	$ (228,976)	$ (30,798)	$ (306,263)	$ (24,926,364)	$ (776,687)
NET INCOME (LOSS) PER SHARE: BASIC	$ (0.01)	$ (0.01)	$ (0.00)	$ (0.02)	$ (1.36)	$ (0.04)
NET INCOME (LOSS) PER SHARE: DILUTED	$ (0.01)	$ (0.01)	$ (0.00)	$ (0.02)	$ (1.36)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC	22,600,363	18,000,000	22,598,291	18,000,000	18,289,571	18,000,000
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: DILUTED	22,600,363	18,000,000	22,598,291	18,000,000	18,289,571	18,000,000
Product [Member] | Nonrelated Party [Member]
REVENUES
Total Revenues	$ 157,947	$ 749,313	$ 259,965	$ 1,971,116	$ 2,346,474	$ 7,439,899
Product [Member] | Related Party [Member]
REVENUES
Total Revenues	5,143	146,655	141,691	146,789	515,756	6,270
Revenue Share [Member] | Related Party [Member]
REVENUES
Total Revenues	774,087	501,307	1,720,137	1,071,895	3,118,617	2,754,788
E-commerce Platform Expenses [Member]
COST OF REVENUES
Total Cost of Revenues	(38,463)	(213,049)	(55,039)	(569,017)	(670,405)	(2,039,708)
Product Cost - Related Party [Member]
COST OF REVENUES
Total Cost of Revenues	(92,490)	(836,639)	(233,292)	(1,746,262)	(2,223,113)	(6,002,463)
Delivery and Freight Cost [Member]
COST OF REVENUES
Total Cost of Revenues	(5,997)	(20,358)	(12,270)	(33,536)	(71,144)	(176,451)
Inventory Impairment Losses [Member]
COST OF REVENUES
Total Cost of Revenues	$ (49,620)	$ (60,648)	$ (49,929)	$ (86,073)	$ (163,037)	$ (1,326,355)